Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of the company's RSU award activity
	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	2,200,003	$0.45
Granted	1,469,511	0.27
Vested	(1,735,529)	0.49
Forfeited	-	-
Outstanding at March 31, 2022	1,933,982	$0.27

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	2,453,175	$0.45
Granted	6,650,000	0.15
Vested	(6,903,172)	0.15
Forfeited	-	-
Outstanding at December 31, 2021	2,200,003	$0.45

Schedule of stock options activity
	Stock Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2021	8,500,000	$0.18	9.2	$1,579,108
Granted and vested	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2022	8,500,000	$0.18	9.0	$1,579,108

	Stock Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	3,500,000	$0.16	8.8	$581,591
Granted and vested	5,000,000	0.20	9.5	987,517
Forfeited	-	-	-	-
Outstanding at December 31, 2021	8,500,000	$0.18	9.2	$1,579,108